UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22983

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Oaktree Diversified Credit NextShares (OKDCC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/nextsharesdocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a financial advisor, broker-dealer or bank).

You may elect to receive all future Fund shareholder reports in paper free of charge. You can contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary.

NextShares® is a registered trademark of NextShares Solutions LLC. All rights reserved.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2019

Eaton Vance

Oaktree Diversified Credit NextShares

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	27

Important Notices	28

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Performance1,2

Portfolio Manager Bruce A. Karsh, of Oaktree Capital Management, L.P.

% Average Annual Total Returns	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Fund Inception
Fund at NAV	11/15/2017	11/15/2017	1.27%	4.42%	—	3.92%
Fund at Market Price	11/15/2017	11/15/2017	1.27	4.42	—	3.92
ICE BofAML Non-Financial Developed Markets High Yield Constrained Index – Hedged USD	—	—	2.38%	5.71%	4.84%	4.57%
Blended Index	—	—	1.40	4.34	4.24	4.13

% Total Annual Operating Expense Ratios[3]
Gross						1.29%
Net						0.90

% Distribution Rates/Yields[4]
Distribution Rate at NAV						3.24%
SEC 30-day Yield – Subsidized						4.89
SEC 30-day Yield – Unsubsidized						4.32

Fund Profile

Credit Quality (% of total investments)5,6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com

2

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Endnotes and Additional Disclosures

[1]

ICE BofAML Non-Financial Developed Markets High Yield Constrained Index — Hedged USD is an unmanaged index of below investment grade corporate bonds from developed market countries. The index excludes financial companies, limits issuer exposure to 2%, and is hedged to the US Dollar. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leverage loan market. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. The Blended Index consists of 50% ICE BofAML Non-Financial Developed Markets High Yield Constrained Index — Hedged USD and 50% S&P/LSTA Leveraged Loan Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s inception.

[2]

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the lowest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)		Annualized Expense Ratio

Actual
$1,000.00	$1,012.70	$4.52	**	0.90%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,020.40	$4.53	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 26.3%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.5%

TransDigm, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		743	$724,286

			$724,286

Building and Development — 0.7%

Forest City Enterprises L.P.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing December 7, 2025		369	$371,382

			$371,382

Business Equipment and Services — 5.8%

Blitz F18-675 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	450	$506,865

Fugue Finance B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing September 1, 2024	EUR	400	443,492

Mayfield Agency Borrower, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 28, 2025		993	970,170

PI US MergerCo, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 20, 2024		495	487,033

Trans Union, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		496	490,434

			$2,897,994

Cable and Satellite Television — 1.5%

CSC Holdings, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		741	$725,697

			$725,697

Chemicals and Plastics — 0.9%

U.S. Silica Company

Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2025		496	$470,188

			$470,188

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.5%

CCP Lux Holding S.a.r.l.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 10, 2025	EUR	200	$224,140

			$224,140

Ecological Services and Equipment — 1.9%

ExGen Renewables IV, LLC

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing November 28, 2024		488	$458,414

GFL Environmental, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		497	483,191

			$941,605

Electronics / Electrical — 2.5%

Financial & Risk US Holdings, Inc.

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing October 1, 2025	EUR	100	$111,440

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		532	516,659

Marcel LUX IV S.a.r.l.

Term Loan, Maturing September 26, 2025(2)	EUR	130	145,387

TriTech Software Systems

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		499	492,204

			$1,265,690

Financial Intermediaries — 0.4%

Peer Holding III B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 8, 2025	EUR	200	$220,401

			$220,401

Food Products — 0.4%

Refresco Group B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	200	$220,999

			$220,999

Health Care — 4.7%

Auris Luxembourg III S.a.r.l.

Term Loan, Maturing February 27, 2026(2)	EUR	380	$428,830

CTC AcquiCo GmbH

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		191	188,618

5	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Envision Healthcare Corporation

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		499	$467,474

Gentiva Health Services, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		276	275,881

Innoviva, Inc.

Term Loan, 7.14%, (3 mo. USD LIBOR + 4.50%), Maturing August 11, 2022		41	40,837

Pearl Intermediate Parent, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 14, 2025(3)		226	214,368

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 14, 2025		765	724,837

			$2,340,845

Industrial Equipment — 0.3%

TI Luxembourg S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 14, 2025	EUR	140	$156,731

			$156,731

Leisure Goods / Activities / Movies — 0.3%

Amer Sports Oyj

Term Loan, Maturing February 26, 2026(2)	EUR	150	$166,820

			$166,820

Lodging and Casinos — 0.9%

Alpha Group S.a.r.l.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing January 31, 2025	EUR	200	$222,854

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	200	225,612

			$448,466

Nonferrous Metals / Minerals — 1.0%

American Rock Salt Company, LLC

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing March 21, 2025		495	$494,072

			$494,072

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas — 1.0%

HFOTCO, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 26, 2025		496	$491,598

			$491,598

Retailers (Except Food and Drug) — 0.4%

EG Group Limited

Term Loan, 5.60%, (3 mo. GBP LIBOR + 4.75%), Maturing February 6, 2025	GBP	149	$188,578

			$188,578

Telecommunications — 1.1%

Securus Technologies Holdings, Inc.

Term Loan, Maturing November 1, 2024(2)		400	$398,127

TDC A/S

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 4, 2025	EUR	131	146,976

			$545,103

Utilities — 0.5%

Brookfield WEC Holdings, Inc.

Term Loan - Second Lien, 9.25%, (1 mo. USD LIBOR + 6.75%), Maturing August 3, 2026		250	$251,094

			$251,094

Total Senior Floating-Rate Loans (identified cost $13,561,727)			$13,145,689

Corporate Bonds & Notes — 37.6%
Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.4%

TransDigm, Inc.

6.25%, 3/15/26(4)		170	$176,800

			$176,800

Agriculture — 0.4%

MHP SE

7.75%, 5/10/24(5)		200	$202,388

			$202,388

6	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Apparel — 0.2%

Samsonite Finco S.a.r.l.

3.50%, 5/15/26(5)	EUR	110	$123,701

			$123,701

Automotive & Parts — 0.2%

IHO Verwaltungs GmbH

2.75%, (2.75% cash or 3.50% PIK), 9/15/21(5)(6)	EUR	105	$119,506

			$119,506

Building Materials — 0.4%

Summit Materials, LLC/Summit Materials Finance Corp.

6.125%, 7/15/23		206	$211,325

			$211,325

Chemicals — 1.2%

Axalta Coating Systems Dutch Holding B B.V.

3.75%, 1/15/25(5)	EUR	105	$122,661

Braskem Finance, Ltd.

7.375% to 2/14/19(5)(7)		75	76,219

Chemours Co. (The)

4.00%, 5/15/26	EUR	100	113,880

Kraton Polymers, LLC/Kraton Polymers Capital Corp.

5.25%, 5/15/26(5)	EUR	105	119,920

Monitchem HoldCo 3 S.A.

5.25%, 6/15/21(5)	EUR	150	168,823

			$601,503

Coal — 0.5%

SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.

7.50%, 6/15/25(4)		224	$227,360

			$227,360

Commercial Services — 2.8%

Arena Luxembourg Finance S.a.r.l.

2.875%, 11/1/24(5)	EUR	105	$120,893

Blitz F18-674 GmbH

6.00%, 7/30/26(4)	EUR	100	116,547

Carriage Services, Inc.

6.625%, 6/1/26(4)		193	198,307

Herc Rentals, Inc.

7.50%, 6/1/22(4)		166	173,470

7.75%, 6/1/24(4)		45	47,869

Security		Principal Amount* (000’s omitted)	Value

Commercial Services (continued)

Intertrust Group B.V.

3.375%, 11/15/25(5)	EUR	105	$120,827

Nexi Capital SpA

4.125%, 11/1/23(4)	EUR	105	122,684

Prime Security Services Borrower, LLC/ Prime Finance, Inc.

9.25%, 5/15/23(4)		206	216,815

TMS International Corp.

7.25%, 8/15/25(4)		176	170,900

Verisure Holding AB

3.50%, 5/15/23(5)	EUR	105	122,070

			$1,410,382

Computers — 0.8%

NCR Corp.

6.375%, 12/15/23		370	$381,352

			$381,352

Distribution & Wholesale — 0.3%

LKQ Italia Bondco SpA

3.875%, 4/1/24(5)	EUR	105	$125,970

			$125,970

Diversified Financial Services — 0.8%

LHC3 PLC

4.125%, (4.125% cash or 4.875% PIK), 8/15/24(5)(6)	EUR	125	$142,497

Lincoln Financing S.a.r.l.

3.625%, 4/1/24(4)(8)	EUR	100	113,367

Vantiv, LLC/Vanity Issuer Corp.

3.875%, 11/15/25(5)	GBP	110	149,434

			$405,298

Electric — 1.7%

AES Corp. (The)

6.00%, 5/15/26		45	$47,924

Clearway Energy Operating, LLC

5.75%, 10/15/25(4)		200	201,500

Genneia S.A.

8.75%, 1/20/22(4)		91	82,810

8.75%, 1/20/22(5)		322	293,020

Pampa Energia SA

7.50%, 1/24/27(5)		240	213,048

			$838,302

7	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electrical Components & Equipment — 0.3%

Energizer Gamma Acquisition B.V.

4.625%, 7/15/26(5)	EUR	140	$161,748

			$161,748

Energy – Alternate Sources — 0.3%

Rio Energy S.A./UGEN S.A./UENSA S.A.

6.875%, 2/1/25(5)		200	$152,240

			$152,240

Entertainment — 0.8%

Cedar Fair L.P./Canada’s Wonderland Co./ Magnum Management Corp.

5.375%, 6/1/24		120	$123,143

CPUK Finance, Ltd.

4.25%, 2/28/47(5)	GBP	110	143,185

WMG Acquisition Corp.

5.00%, 8/1/23(4)		45	45,956

4.125%, 11/1/24(5)	EUR	90	106,100

			$418,384

Environmental Control — 0.5%

Covanta Holding Corp.

5.875%, 3/1/24		231	$237,352

			$237,352

Foods — 0.5%

Ingles Markets, Inc.

5.75%, 6/15/23		125	$127,969

Sigma Holdco B.V.

5.75%, 5/15/26(5)	EUR	115	121,589

			$249,558

Forest Products & Paper — 0.9%

Mercer International, Inc.

7.375%, 1/15/25(4)		310	$326,275

WEPA Hygieneprodukte GmbH

3.75%, 5/15/24(5)	EUR	110	125,243

			$451,518

Health Care – Services — 0.6%

CHS/Community Health Systems, Inc.

6.25%, 3/31/23		104	$98,020

Security		Principal Amount* (000’s omitted)	Value

Health Care – Services (continued)

MPH Acquisition Holdings, LLC

7.125%, 6/1/24(4)		227	$227,000

			$325,020

Home Builders — 1.0%

Century Communities, Inc.

5.875%, 7/15/25		250	$238,750

KB Home

6.875%, 6/15/27		250	258,125

			$496,875

Household Products — 0.7%

Diamond BC B.V.

5.625%, 8/15/25(5)	EUR	120	$126,803

Prestige Brands, Inc.

6.375%, 3/1/24(4)		203	207,567

			$334,370

Insurance — 1.0%

Hub International, Ltd.

7.00%, 5/1/26(4)		177	$175,672

Nationstar Mortgage Holdings, Inc.

8.125%, 7/15/23(4)		294	303,555

			$479,227

Iron & Steel — 1.0%

Metinvest B.V.

8.50%, 4/23/26(4)		500	$492,685

			$492,685

Machinery – Diversified — 0.4%

Tennant Co.

5.625%, 5/1/25		176	$178,200

			$178,200

Media — 1.7%

Altice France S.A.

5.625%, 5/15/24(5)	EUR	100	$115,990

Sirius XM Radio, Inc.

5.375%, 4/15/25(4)		95	97,850

Tele Columbus AG

3.875%, 5/2/25(5)	EUR	110	110,911

8	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Media (continued)

Telenet Finance VI Luxembourg SCA

4.875%, 7/15/27(5)	EUR	117	$141,343

UPCB Finance IV, Ltd.

4.00%, 1/15/27(5)	EUR	104	121,833

Virgin Media Receivables Financing Notes I DAC

5.50%, 9/15/24(5)	GBP	100	131,368

Ziggo Bond Co., B.V.

4.625%, 1/15/25(5)	EUR	100	115,563

			$834,858

Metal Fabricate & Hardware — 0.7%

Grinding Media, Inc./Moly-Cop AltaSteel, Ltd.

7.375%, 12/15/23(4)		379	$365,735

			$365,735

Oil & Gas — 3.9%

Archrock Partners L.P./Archrock Partners Finance Corp.

6.875%, 4/1/27(4)		50	$51,110

CITGO Petroleum Corp.

6.25%, 8/15/22(4)		375	374,062

Comstock Escrow Corp.

9.75%, 8/15/26(4)		160	148,000

Northern Oil and Gas, Inc.

9.50%, (8.50% cash and 1.00% PIK), 5/15/23		190	197,600

Oasis Petroleum, Inc.

6.875%, 1/15/23		199	199,498

Rio Oil Finance Trust

8.20%, 4/6/28(5)		250	271,190

UGI International, LLC

3.25%, 11/1/25(5)	EUR	105	122,466

YPF S.A.

8.75%, 4/4/24(5)		142	143,065

6.95%, 7/21/27(5)		508	453,009

			$1,960,000

Packaging & Containers — 1.7%

ARD Finance S.A.

6.625%, (6.625% cash or 7.375% PIK), 9/15/23(6)	EUR	100	$113,901

BWAY Holding Co.

5.50%, 4/15/24(4)		256	255,117

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

7.00%, 7/15/24(4)		329	339,528

Security		Principal Amount* (000’s omitted)	Value

Packaging & Containers (continued)

Silgan Holdings, Inc.

3.25%, 3/15/25	EUR	105	$121,965

			$830,511

Pharmaceuticals — 1.0%

Bausch Health Companies, Inc.

5.875%, 5/15/23(4)		159	$161,186

8.50%, 1/31/27(4)		45	47,813

Grifols S.A.

3.20%, 5/1/25(5)	EUR	150	171,480

Nidda Healthcare Holding GmbH

3.50%, 9/30/24(5)	EUR	130	145,038

			$525,517

Pipelines — 0.8%

Transportadora de Gas del Sur S.A.

6.75%, 5/2/25(5)		450	$425,700

			$425,700

Real Estate — 1.5%

Hunt Cos., Inc.

6.25%, 2/15/26(4)		258	$241,230

Kennedy-Wilson, Inc.

5.875%, 4/1/24		525	524,344

			$765,574

Real Estate Investment Trusts (REITs) — 0.3%

Geo Group, Inc. (The)

5.125%, 4/1/23		152	$135,660

			$135,660

Retail — 0.7%

FirstCash, Inc.

5.375%, 6/1/24(4)		95	$97,613

Suburban Propane Partners L.P./Suburban Energy Finance Corp.

5.50%, 6/1/24		160	156,656

5.75%, 3/1/25		100	97,250

			$351,519

Software — 0.9%

First Data Corp.

5.75%, 1/15/24(4)		95	$98,040

9	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Software (continued)

InterXion Holding N.V.

4.75%, 6/15/25(4)	EUR	105	$125,204

TeamSystem SpA

4.00%, (3 mo. EURIBOR + 4.00%), 4/15/23(4)(9)	EUR	200	225,472

			$448,716

Telecommunications — 5.1%

CommScope, Inc.

5.50%, 3/1/24(4)		40	$41,012

5.50%, 6/15/24(4)		231	227,038

Frontier Communications Corp.

8.50%, 4/1/26(4)		135	125,719

8.00%, 4/1/27(4)		90	93,150

Intelsat Jackson Holdings S.A.

8.00%, 2/15/24(4)		241	251,845

8.50%, 10/15/24(4)		70	68,425

Level 3 Financing, Inc.

5.375%, 1/15/24		273	278,760

Oi S.A.

10.00%, (10.00% cash or 8.00% cash and 4.00% PIK), 7/27/25(6)		497	526,820

Plantronics, Inc.

5.50%, 5/31/23(4)		381	382,905

SES S.A.

4.625% to 1/2/22(5)(7)(10)	EUR	100	117,634

Sprint Communications, Inc.

6.00%, 11/15/22		99	100,020

Sprint Corp.

7.125%, 6/15/24		197	200,447

Telecom Italia SpA

3.25%, 1/16/23(5)	EUR	105	123,387

			$2,537,162

Transportation — 0.9%

Moto Finance PLC

4.50%, 10/1/22(5)	GBP	100	$128,128

Watco Cos., LLC/Watco Finance Corp.

6.375%, 4/1/23(4)		323	326,230

			$454,358

Security	Principal Amount* (000’s omitted)	Value

Trucking & Leasing — 0.7%

DAE Funding, LLC

5.25%, 11/15/21(4)	362	$370,145

		$370,145

Total Corporate Bonds & Notes (identified cost $18,862,824)		$18,806,519

Foreign Government Bonds — 1.3%
Security	Principal Amount (000’s omitted)	Value

Argentina — 1.3%

Province of Neuquen, 8.625%, 5/12/28(5)	$150	$142,500

Provincia de Buenos Aires, 6.50%, 2/15/23(5)	225	183,937

Provincia del Chubut Argentina, 7.75%, 7/26/26(5)	150	118,875

Republic of Argentina, 5.875%, 1/11/28	100	77,013

Republic of Argentina, 6.625%, 7/6/28	150	118,464

Total Foreign Government Bonds (identified cost $668,268)		$640,789

Convertible Bonds — 8.7%
Security	Principal Amount* (000’s omitted)	Value

Banks — 0.1%

Hope Bancorp, Inc.

2.00%, 5/15/38(4)	60	$53,086

		$53,086

Biotechnology — 0.1%

Acorda Therapeutics, Inc.

1.75%, 6/15/21	55	$48,812

		$48,812

Building Materials — 0.2%

Cemex SAB de CV

3.72%, 3/15/20	50	$49,883

Patrick Industries, Inc.

1.00%, 2/1/23	65	58,338

		$108,221

10	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Commercial Services — 0.5%

Cardtronics, Inc.

1.00%, 12/1/20	60	$59,587

Euronet Worldwide, Inc.

0.75%, 3/15/49(4)	11	11,876

FTI Consulting, Inc.

2.00%, 8/15/23(4)	20	20,475

Huron Consulting Group, Inc.

1.25%, 10/1/19	80	78,979

Macquarie Infrastructure Corp.

2.00%, 10/1/23	90	79,540

		$250,457

Computers — 0.2%

Western Digital Corp.

1.50%, 2/1/24(4)	95	$83,791

		$83,791

Diversified Financial Services — 0.3%

Encore Capital Group, Inc.

2.875%, 3/15/21	75	$69,286

PRA Group, Inc.

3.00%, 8/1/20	90	87,096

3.50%, 6/1/23	15	13,473

		$169,855

Electric — 0.4%

China Yangtze Power International BVI1, Ltd.

0.00%, 11/9/21(5)	200	$219,050

		$219,050

Electronics — 0.0%(11)

OSI Systems, Inc.

1.25%, 9/1/22	15	$15,244

		$15,244

Energy – Alternate Sources — 0.3%

Green Plains, Inc.

4.125%, 9/1/22	50	$47,969

NextEra Energy Partners, L.P.

1.50%, 9/15/20(4)	22	21,955

Pattern Energy Group, Inc.

4.00%, 7/15/20	40	40,275

Security		Principal Amount* (000’s omitted)	Value

Energy – Alternate Sources (continued)

Tesla Energy Operations, Inc.

1.625%, 11/1/19		45	$43,561

			$153,760

Health Care – Services — 0.2%

Korian S.A.

2.50% to 1/1/23(5)(7)(10)	EUR	80	$97,963

			$97,963

Holding Company – Diversified — 0.4%

RWT Holdings, Inc.

5.625%, 11/15/19		60	$60,527

Seven Group Holdings, Ltd.

2.20%, 3/5/25(5)	AUD	200	138,636

			$199,163

Internet — 0.4%

Ctrip.com International, Ltd.

1.25%, 9/15/22		55	$55,934

Twitter, Inc.

0.25%, 9/15/19		45	44,365

0.25%, 6/15/24(4)		10	9,279

Zillow Group, Inc.

2.00%, 12/1/21		10	10,252

1.50%, 7/1/23		60	54,947

			$174,777

Investment Companies — 0.1%

New Mountain Finance Corp.

5.00%, 6/15/19		40	$40,102

			$40,102

Iron & Steel — 0.5%

Angang Steel Co., Ltd.

0.00%, 5/25/23(5)	HKD	2,000	$250,306

			$250,306

Media — 0.1%

DISH Network Corp.

2.375%, 3/15/24		50	$41,431

11	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Media (continued)

Liberty Media Corp.

1.00%, 1/30/23		11	$12,347

2.25%, 12/1/48(4)		15	16,778

			$70,556

Mining — 0.1%

SSR Mining, Inc.

2.875%, 2/1/33		30	$30,156

			$30,156

Miscellaneous Manufacturing — 0.5%

CRRC Corp., Ltd.

0.00%, 2/5/21(5)		250	$263,080

			$263,080

Oil & Gas — 0.3%

Chesapeake Energy Corp.

5.50%, 9/15/26		18	$16,724

Ensco Jersey Finance, Ltd.

3.00%, 1/31/24		70	54,167

Whiting Petroleum Corp.

1.25%, 4/1/20		90	87,224

			$158,115

Oil & Gas Services — 0.1%

SEACOR Holdings, Inc.

3.00%, 11/15/28		65	$63,697

			$63,697

Pharmaceuticals — 0.3%

Herbalife Nutrition, Ltd.

2.625%, 3/15/24		10	$10,591

Teva Pharmaceutical Finance Co., LLC

0.25%, 2/1/26		50	46,346

Toho Holdings Co., Ltd.

0.00%, 6/23/23(5)	JPY	10,000	93,747

			$150,684

Pipelines — 0.1%

Cheniere Energy, Inc.

4.875%, (0.00% cash and 4.875% PIK), 5/28/21(4)(6)		20	$20,880

			$20,880

Security		Principal Amount* (000’s omitted)	Value

Real Estate — 0.5%

Consus Real Estate AG

4.00%, 11/29/22(5)	EUR	100	$98,446

Forestar Group, Inc.

3.75%, 3/1/20		65	64,935

Nexity S.A.

0.125%, 1/1/23(5)	EUR	85	62,657

			$226,038

Real Estate Investment Trusts (REITs) — 1.8%

Arbor Realty Trust, Inc.

5.25%, 7/1/21(4)		50	$52,078

Blackstone Mortgage Trust, Inc.

4.375%, 5/5/22		25	25,317

Colony Capital, Inc.

3.875%, 1/15/21		326	311,758

Cromwell SPV Finance Pty, Ltd.

2.50%, 3/29/25(5)	EUR	100	110,913

Empire State Realty OP L.P.

2.625%, 8/15/19(4)		50	49,818

Extra Space Storage L.P.

3.125%, 10/1/35(4)		20	23,024

KKR Real Estate Finance Trust, Inc.

6.125%, 5/15/23(4)		80	82,016

New York Mortgage Trust, Inc.

6.25%, 1/15/22		75	75,128

PennyMac Corp.

5.375%, 5/1/20		85	85,393

Two Harbors Investment Corp.

6.25%, 1/15/22		65	65,806

			$881,251

Retail — 0.5%

Carrefour S.A.

0.00%, 3/27/24(5)		200	$188,700

Vitamin Shoppe, Inc.

2.25%, 12/1/20		45	40,333

			$229,033

Semiconductors — 0.5%

STMicroelectronics N.V.

0.25%, 7/3/24(5)		200	$207,008

Veeco Instruments, Inc.

2.70%, 1/15/23		65	55,769

			$262,777

12	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Software — 0.1%

Guidewire Software, Inc.

1.25%, 3/15/25	15	$16,365

Nuance Communications, Inc.

1.25%, 4/1/25	19	18,894

Pluralsight, Inc.

0.375%, 3/1/24(4)	11	11,795

		$47,054

Telecommunications — 0.0%(11)

Viavi Solutions, Inc.

1.00%, 3/1/24	10	$11,295

		$11,295

Transportation — 0.0%(11)

Air Transport Services Group, Inc.

1.125%, 10/15/24	15	$15,036

		$15,036

Venture Capital — 0.1%

Hercules Capital, Inc.

4.375%, 2/1/22	55	$53,854

		$53,854

Total Convertible Bonds (identified cost $4,363,486)		$4,348,093

Asset-Backed Securities — 12.2%
Security	Principal Amount (000’s omitted)	Value

BlueMountain CLO, Ltd.

Series 2013-2A, Class ER, 9.061%, (3 mo. USD LIBOR + 6.30%), 10/22/30(4)(9)	$350	$331,383

BSPRT Issuer, Ltd.

Series 2017-FL1, Class C, 6.74%, (1 mo. USD LIBOR + 4.25%), 6/15/27(4)(9)	168	168,279

CIFC Funding, Ltd.

Series 2018-4X, Class E, 10.28%, (3 mo. USD LIBOR + 7.70%), 10/17/31(5)(9)	325	298,051

InSite Issuer, LLC

Series 2018-1A, Class C, 6.115%, 12/15/48(4)	305	314,464

Security	Principal Amount (000’s omitted)	Value

MidOcean Credit CLO

Series 2014-3A, Class ER, 8.961%, (3 mo. USD LIBOR + 6.20%), 4/21/31(4)(9)	$500	$472,922

Series 2017-7A, Class F, 10.887%, (3 mo. USD LIBOR + 8.10%), 7/15/29(4)(9)	750	704,847

Nassau, Ltd.

Series 2017-IIA, Class D, 5.467%, (3 mo. USD LIBOR + 2.68%), 1/15/30(4)(9)	550	511,925

Octagon Investment Partners XIV, Ltd.

Series 2012-1A, Class ER, 11.137%, (3 mo. USD LIBOR + 8.35%), 7/15/29(4)(9)	750	706,278

OZLM, Ltd.

Series 2017-17A, Class D, 8.751%, (3 mo. USD LIBOR + 5.99%), 7/20/30(4)(9)	250	242,506

Regatta X Funding, Ltd.

Series 2017-3A, Class D, 5.523%, (3 mo. USD LIBOR + 2.75%), 1/17/31(4)(9)	250	238,821

Saranac CLO VII, Ltd.

Series 2014-2A, Class ER, 9.364%, (3 mo. USD LIBOR + 6.72%), 11/20/29(4)(9)	100	97,559

Shackleton CLO, Ltd.

Series 2013-3A, Class ER, 8.667%, (3 mo. USD LIBOR + 5.88%), 7/15/30(4)(9)	250	236,820

THL Credit Wind River

Series 2019-1A, Class E, (3 mo. USD LIBOR + 6.72%), 4/20/31(4)(8)(9)	350	345,453

TICP CLO I, Ltd.

Series 2015-1A, Class DR, 5.261%, (3 mo. USD LIBOR + 2.50%), 7/20/27(4)(9)	500	482,767

Tralee CLO IV, Ltd.

Series 2017-4A, Class E, 8.861%, (3 mo. USD LIBOR + 6.10%), 1/20/30(4)(9)	1,000	945,422

Total Asset-Backed Securities (identified cost $6,315,095)		$6,097,497

Commercial Mortgage-Backed Securities — 9.8%
Security	Principal Amount (000’s omitted)	Value

BHMS

Series 2018-ATLS, Class E, 5.484%, (1 mo. USD LIBOR + 3.00%), 7/15/35(4)(9)	$300	$298,239

BX Trust

Series 2017-IMC, Class G, 7.984%, (1 mo. USD LIBOR + 5.50%), 10/15/32(4)(9)	125	124,757

CFCRE Commercial Mortgage Trust

Series 2018-TAN, Class E, 6.446%, 2/15/33(4)	660	678,865

13	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

CGGS Commercial Mortgage Trust

Series 2018-WSS, Class E, 5.634%, (1 mo. USD LIBOR + 3.15%), 2/15/37(4)(9)	$300	$300,239

Citigroup Commercial Mortgage Trust

Series 2018-TBR, Class F, 6.134%, (1 mo. USD LIBOR + 3.65%), 12/15/36(4)(9)	400	403,253

Cosmopolitan Hotal Trust Mortgage Trust

Series 2017-CSMO, Class F, 6.225%, (1 mo. USD LIBOR + 3.74%), 11/15/36(4)(9)	1,000	1,006,948

DBCCRE Mortgage Trust

Series 2014-ARCP, Class E, 4.935%, 1/10/34(4)(12)	200	190,676

GS Mortgage Securities Corp. Trust

Series 2018-RIVR, Class H, 5.88%, (1 mo. USD LIBOR + 3.40%), 7/15/35(4)(9)	300	297,325

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2018-BCON, Class F, 3.756%, 1/5/31(4)	240	230,509

Series 2018-PTC, Class D, 5.604%, (1 mo. USD LIBOR + 3.12%), 4/15/31(4)(9)	400	401,852

Rosslyn Portfolio Trust

Series 2017-ROSS, Class F, 6.234%, (1 mo. USD LIBOR + 3.75%), 6/15/33(4)(9)	354	352,661

Toorak Mortgage Corp., Ltd.

Series 2018-1, Class A2, 4.949% to 4/25/21, 8/25/21(4)(13)	150	149,253

UBS Commercial Mortgage Trust

Series 2018-NYCH, Class F, 6.305%, (1 mo. USD LIBOR + 3.82%), 2/15/32(4)(9)	500	502,702

Total Commercial Mortgage-Backed Securities (identified cost $4,884,871)		$4,937,279

Short-Term Investments — 3.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.59%(14)	1,589,684	$1,589,684

Total Short-Term Investments (identified cost $1,589,684)		$1,589,684

Total Investments — 99.1% (identified cost $50,245,955)		$49,565,550

Less Unfunded Loan Commitments — (0.1)%		$(53,917)

Net Investments — 99.0% (identified cost $50,192,038)		$49,511,633

Other Assets, Less Liabilities — 1.0%		$495,388

Net Assets — 100.0%		$50,007,021

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after March 31, 2019, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1G for description.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $19,335,144 or 38.7% of the Fund’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities is $8,469,859 or 16.9% of the Fund’s net assets.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

14	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	When-issued security. For a variable rate security, interest rate will be determined after March 31, 2019.

(9)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Amount is less than 0.05%.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.

(13)	Step coupon bond. Interest rate represents the rate in effect at March 31, 2019.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

United States Dollar	80.9%	$40,484,626

Euro	15.7	7,857,542

British Pound Sterling	1.5	740,693

Other currency, less than 1% each	1.0	482,689

Total Investments	99.1%	$49,565,550

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	57.7%	$28,837,731

Cayman Islands	11.5	5,761,693

Argentina	4.8	2,403,681

Luxembourg	4.0	2,018,289

Netherlands	3.4	1,696,916

Germany	3.3	1,634,028

United Kingdom	2.6	1,318,348

Canada	2.1	1,065,234

Ukraine	1.4	695,073

Italy	1.2	597,513

China	1.1	569,320

Brazil	1.1	526,820

France	0.9	465,310

United Arab Emirates	0.7	370,145

New Zealand	0.7	339,528

Australia	0.5	249,549

British Virgin Islands	0.4	219,050

Spain	0.4	171,480

Finland	0.3	166,820

Denmark	0.3	146,976

Sweden	0.3	122,070

Japan	0.2	93,747

Mexico	0.1	49,883

Israel	0.1	46,346

Total Investments	99.1%	$49,565,550

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	5,200	USD	3,694	State Street Bank and Trust Company	4/18/19	$—	$(1)

EUR	13,800	USD	15,803	State Street Bank and Trust Company	4/18/19	—	(302)

EUR	42,600	USD	48,590	State Street Bank and Trust Company	4/18/19	—	(738)

EUR	98,200	USD	112,137	State Street Bank and Trust Company	4/18/19	—	(1,832)

JPY	10,900,000	USD	98,873	State Street Bank and Trust Company	4/18/19	—	(387)

JPY	11,414,000	USD	104,133	State Street Bank and Trust Company	4/18/19	—	(1,003)

USD	133,731	AUD	185,477	State Street Bank and Trust Company	4/18/19	1,990	—

USD	7,460	AUD	10,500	State Street Bank and Trust Company	4/18/19	2	—

USD	4,613	AUD	6,500	State Street Bank and Trust Company	4/18/19	—	(4)

USD	3,321,797	EUR	2,883,655	State Street Bank and Trust Company	4/18/19	82,668	—

USD	3,319,579	EUR	2,881,729	State Street Bank and Trust Company	4/18/19	82,612	—

USD	555,063	EUR	482,364	State Street Bank and Trust Company	4/18/19	13,236	—

USD	660,259	EUR	584,053	State Street Bank and Trust Company	4/18/19	4,208	—

USD	185,303	EUR	162,914	State Street Bank and Trust Company	4/18/19	2,307	—

USD	107,811	EUR	94,500	State Street Bank and Trust Company	4/18/19	1,662	—

15	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	20,457	GBP	15,499	State Street Bank and Trust Company	4/18/19	$253	$—

USD	535,831	GBP	415,289	State Street Bank and Trust Company	4/18/19	—	(5,501)

USD	538,954	GBP	417,709	State Street Bank and Trust Company	4/18/19	—	(5,533)

USD	240,948	HKD	1,884,860	State Street Bank and Trust Company	4/18/19	715	—

USD	6,388	HKD	50,000	State Street Bank and Trust Company	4/18/19	16	—

USD	6,505	HKD	51,000	State Street Bank and Trust Company	4/18/19	5	—

USD	303,828	JPY	32,782,000	State Street Bank and Trust Company	4/18/19	7,631	—

						$197,305	$(15,301)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

AUD	–	Australian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

JPY	–	Japanese Yen

USD	–	United States Dollar

16	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2019

Unaffiliated investments, at value (identified cost, $48,602,354)	$47,921,949

Affiliated investment, at value (identified cost, $1,589,684)	1,589,684

Cash	245,808

Foreign currency, at value (identified cost, $1,055,047)	1,047,945

Interest receivable	516,913

Dividends receivable from affiliated investment	3,161

Receivable for investments sold	208,233

Receivable for open forward foreign currency exchange contracts	197,305

Receivable from affiliate	23,840

Total assets	$51,754,838

Liabilities

Payable for investments purchased	$1,149,813

Payable for when-issued securities	457,260

Payable for open forward foreign currency exchange contracts	15,301

Payable to affiliates:

Investment adviser fee	33,921

Operations agreement fee	2,120

Accrued expenses	89,402

Total liabilities	$1,747,817

Net Assets	$50,007,021

Sources of Net Assets

Paid-in capital	$50,751,165

Accumulated loss	(744,144)

Total	$50,007,021

Net Asset Value Per Share

($50,007,021 ÷ 5,050,000 shares issued and outstanding)	$9.90

17	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2019

Interest	$1,474,948

Dividends from affiliated investment	19,445

Total investment income	$1,494,393

Expenses

Investment adviser fee	$199,250

Operations agreement fee	12,453

Trustees’ fees and expenses	1,616

Custodian fee	42,052

Transfer and dividend disbursing agent fees	4,961

Legal and accounting services	41,853

Printing and postage	6,134

Registration fees	68

Listing fee	3,590

Intraday pricing fee	5,984

Miscellaneous	793

Total expenses	$318,754

Deduct —

Allocation of expenses to affiliate	$94,559

Total expense reductions	$94,559

Net expenses	$224,195

Net investment income	$1,270,198

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(266,029)

Investment transactions — affiliated investment	(52)

Foreign currency transactions	(1,152)

Forward foreign currency exchange contracts	274,815

Net realized gain	$7,582

Change in unrealized appreciation (depreciation) —

Investments	$(768,047)

Foreign currency	14,470

Forward foreign currency exchange contracts	103,870

Net change in unrealized appreciation (depreciation)	$(649,707)

Net realized and unrealized loss	$(642,125)

Net increase in net assets from operations	$628,073

18	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018(1)

From operations —

Net investment income	$1,270,198	$1,623,089

Net realized gain	7,582	1,653

Net change in unrealized appreciation (depreciation)	(649,707)	169,724

Net increase in net assets from operations	$628,073	$1,794,466

Distributions to shareholders	$(1,679,043)	$(1,488,735)

Transactions in Fund shares —

Proceeds from sale of shares	$246,850	$51,511,209

Cost of shares redeemed	(988,909)	(250,897)

Transaction fees	3,089	230,918

Net increase (decrease) in net assets from Fund share transactions	$(738,970)	$51,491,230

Net increase (decrease) in net assets	$(1,789,940)	$51,796,961

Net Assets

At beginning of period	$51,796,961	$—

At end of period	$50,007,021	$51,796,961

Changes in shares outstanding

Shares outstanding, beginning of period	5,125,000	—

Shares sold	25,000	5,150,000	(2)

Shares redeemed	(100,000)	(25,000	)(2)

Shares outstanding, end of period	5,050,000	5,125,000	(2)

(1)	For the period from the start of business, November 15, 2017, to September 30, 2018.

(2)	Shares reflect a 2-for-1 share split effective March 9, 2018.

19	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Financial Highlights

	Six Months Ended March 31, 2019 (Unaudited)		Period Ended September 30, 2018(1)(2)

Net asset value — Beginning of period	$10.110		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.250		$0.321

Net realized and unrealized gain (loss)	(0.130)		0.036

Total income from operations	$0.120		$0.357

Less Distributions

From net investment income	$(0.331)		$(0.293)

Total distributions	$(0.331)		$(0.293)

Transaction fees	$0.001		$0.046

Net asset value — End of period	$9.900		$10.110

Total Return on Net Asset Value(4)(6)	1.27	%(5)	4.10	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,007		$51,797

Ratios (as a percentage of average daily net assets):

Expenses(6)	0.90	%(7)	0.90	%(7)

Net investment income	5.10	%(7)	3.65	%(7)

Portfolio Turnover	32	%(5)	152	%(5)

(1)	For the period from the start of business, November 15, 2017, to September 30, 2018.

(2)	Per share data reflect a 2-for-1 share split effective March 9, 2018.

(3)	Computed using average shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(5)	Not annualized.

(6)

The investment adviser reimbursed certain operating expenses (equal to 0.38% and 0.39% of average daily net assets for the six months ended March 31, 2019 and the period ended September 30, 2018). Absent this reimbursement, total return would be lower.

(7)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Oaktree Diversified Credit NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund’s investment objective is total return.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained

21

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At March 31, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

22

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $308,404 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $308,404 are short-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,137,155

Gross unrealized appreciation	$564,928

Gross unrealized depreciation	(1,008,446)

Net unrealized depreciation	$(443,518)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2019, the investment adviser fee amounted to $199,250 or 0.80% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Oaktree Capital Management, L.P. (Oaktree), a registered investment adviser. EVM pays Oaktree a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the six months ended March 31, 2019, the operations agreement fee amounted to $12,453 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% of the Fund’s average daily net assets through January 31, 2020. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $94,559 of the Fund’s operating expenses for the six months ended March 31, 2019.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $15,830,633 and $20,474,553, respectively, for the six months ended March 31, 2019.

23

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2019 is included in the Portfolio of Investments. At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $15,301. At March 31, 2019, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by the counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at March 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$197,305	$(15,301)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Accumulated loss.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Accumulated loss.

24

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$197,305	$(15,301)	$—	$—	$182,004

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(15,301)	$15,301	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$274,815	$103,870

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2019, which is indicative of the volume of this derivative type, was approximately $10,049,000.

6  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statements of Changes in Net Assets.

At March 31, 2019, Eaton Vance Corporation and Oaktree owned in the aggregate 99.0% of the outstanding shares of the Fund.

25

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$13,091,772	$—	$13,091,772

Corporate Bonds & Notes	—	18,806,519	—	18,806,519

Foreign Government Bonds	—	640,789	—	640,789

Convertible Bonds	—	4,348,093	—	4,348,093

Asset-Backed Securities	—	6,097,497	—	6,097,497

Commercial Mortgage-Backed Securities	—	4,937,279	—	4,937,279

Short-Term Investments	—	1,589,684	—	1,589,684

Total Investments	$—	$49,511,633	$—	$49,511,633

Forward Foreign Currency Exchange Contracts	$—	$197,305	$—	$197,305

Total	$—	$49,708,938	$—	$49,708,938

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(15,301)	$—	$(15,301)

Total	$—	$(15,301)	$—	$(15,301)

26

Eaton Vance

Oaktree Diversified Credit NextShares

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Oaktree Diversified Credit NextShares

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Oaktree Diversified Credit NextShares

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits delivery of only one copy of fund shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your broker may household the mailing of your documents indefinitely unless you instruct your broker otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your broker. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your broker.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Advisor

Oaktree Capital Management, L.P.

333 South Grand Ave.

Los Angeles, CA 90071

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

28876    3.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019